Warrants Liability (Tables)	3 Months Ended
Mar. 31, 2025
Warrants Liability [abstract]
Schedule of fair value determined using black-scholes option	The fair value was determined using the Black-Scholes option pricing model and the following assumptions as at:
	March 31, 2025	December 31, 2024
Share price	$11.08	$3.68
Exercise price	$276.90	$276.90
Expected dividend yield	-	-
Risk free interest rate	2.47%	2.91%
Expected life	0.35	0.60
Expected volatility	192%	134%
	December 13, 2024	December 31, 2024	March 31, 2025
Share price (CAD)	$5.80	$5.20	$11.08
Exercise price (CAD)	$7.00	$7.00	$7.00
Expected dividend yield	-	-	-
Risk free interest rate	2.97%	2.96%	2.61%
Expected life	5.00	4.95	4.71
Expected volatility	104.39%	104.52%	116.80%
Foreign exchange rate	0.70	0.70	0.70
	January 20, 2025	March 31, 2025
Share price (CAD)	$4.90	$11.08
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.99%	2.61%
Expected life	5.00	4.81
Expected volatility	106.90%	116.80%
Foreign exchange rate	0.70	0.70
	March 6, 2025	March 31, 2025
Share price (CAD)	$6.44	$11.08
Exercise price (CAD)	$5.25	$5.25
Expected dividend yield	-	-
Risk free interest rate	2.72%	2.61%
Expected life	5.00	4.93
Expected volatility	115.20%	116.80%
Foreign exchange rate	0.70	0.70
March 31, 2025
Share price (CAD)	$11.08
Exercise price (CAD)	$7.00
Expected dividend yield	-
Risk free interest rate	2.61%
Expected life	5.00
Expected volatility	116.80%
Foreign exchange rate	0.70